Income Tax And Social Contribution - Summary of Tax Effective Rate (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Tax Effective Rate [Line Items]
Profit (loss) before income taxes	R$ 262,034	R$ 161,950	R$ 269,385
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income tax benefit (expense) at statutory rates	R$ 89,092	R$ (55,063)	R$ (92,591)
Reconciliation adjustments:
Expenses not deductible	(1,157)	(192)	(880)
Tax benefits	99	143	190
Share based payments	(3,732)	(1,589)	(516)
Unrecognised tax loss credits	(7,179)	(4,926)	(2,055)
Effect of presumed profit of subsidiaries and offshore subsidiaries	54,451	15,455	44,833
Other additions (exclusions), net	3,870	195	93
Income taxes expenses	(42,740)	(45,977)	(49,926)
Current	(59,231)	(51,658)	(58,566)
Deferred	R$ 16,491	R$ 5,681	R$ 8,640
Effective rate	16.00%	28.00%	19.00%